First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	ASSET-BACKED SECURITIES — 4.7%
	ACM Auto Trust
2,000,000	Series 2025-4A, Class A, 5.870%, 5/20/2030[1,2]	$2,003,024
2,191,914	Series 2025-4A, Class B, 8.420%, 8/20/2032[1,2]	2,157,990
2,700,000	AMSR Trust Series 2023-SFR2, Class F1, 3.950%, 6/17/2040	2,568,761
653,434	Barclays Mortgage Trust Series 2021-NPL1, Class A, 5.000%, 11/25/2051	653,859
3,000,000	Basepoint Mca Securitization II LLC Series 2025-1A, Class B, 7.660%, 8/15/2031[1,2]	3,006,426
2,000,000	Carrington Mortgage Loan Trust Series Series 2006-NC2, Class M1, 4.251% (1-Month Term SOFR+52 basis points), 6/25/2036[2,3]	1,645,746
1,000,000	Cherry Securitization Trust Series 2024-1A, Class C, 9.310%, 4/15/2032[1,2]	1,023,412
	Corevest American Finance Trust
300,000	Series 2020-4, Class C, 2.250%, 12/15/2052	281,190
100,000	Series 2021-1, Class C, 2.800%, 4/15/2053	90,437
100,000	Series 2021-3, Class D, 3.469%, 10/15/2054	91,765
1,419,798	Dividend Solar Loans LLC Series 2018-2, Class B, 4.250%, 12/20/2038[1,2]	1,332,339
2,000,000	Exeter Automobile Receivables Trust Series 2024-3A, Class E, 7.840%, 10/15/2031[1,2]	2,100,220
2,190,258	Goodleap Sustainable Home Solutions Trust Series 2023-4C, Class A, 6.480%, 3/20/2057[1,2]	2,173,152
1,654,067	GreenSky Home Improvement Trust Series 2024-1, Class E, 9.000%, 6/25/2059[1,2]	1,726,088
3,000,000	LMRE Trust Series 2025-SFR1, Class A, 4.500%, 12/17/2042[1]	2,950,563
	Marlette Funding Trust
1,352	Series 2023-1A, Class R, 0.000%, 4/15/2033[1,2,4]	68,952
3,806	Series 2023-2A, Class R, 0.000%, 6/15/2033[1,2,4]	258,808
1,000,000	NMEF Funding, LLC Series 2025-B, Class E, 7.660%, 1/18/2033[1,2]	1,020,581
1,173,909	NYMT Loan Trust Series 2025-R1, Class A, 6.381%, 2/25/2030	1,177,922
2,000,000	OnDeck Asset Securitization IV LLC Series 2025-2A, Class C, 6.300%, 11/17/2032[1,2]	2,011,812
	Point Securitization Trust
1,000,000	Series 2023-1, Class A2, 7.750%, 11/25/2053[1,2,5]	1,017,057
1,000,000	Series 2025-2, Class B1, 7.000%, 9/25/2055[1,2,5]	852,299
	PRET LLC
2,150,000	Series 2025-NPL8, Class A2, 7.991%, 8/25/2055	2,158,684
2,100,000	Series 2025-NPL9, Class A2, 7.507%, 8/25/2055	2,111,663

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	ASSET-BACKED SECURITIES (Continued)
375,000	Series 2025-NPL11, Class A2, 7.021%, 10/25/2055	$375,703
1,000,000	Series 2025-NPL12, Class A2, 6.900%, 11/25/2055	1,002,476
1,500,000	Series 2025-NPL13, Class A2, 6.778%, 12/25/2055	1,502,799
	RCO Mortgage LLC
1,773,357	Series 2025-4, Class A1, 5.310%, 10/25/2030	1,777,280
1,200,000	Series 2025-4, Class A2, 6.900%, 10/25/2030	1,202,904
2,025,999	Saluda Grade Alternative Mortgage Trust Series 2025-NPL1, Class A1, 7.118%, 1/25/2030	2,039,181
	Santander Bank Auto Credit-Linked Notes
1,964,921	Series 2023-B, Class F, 12.240%, 12/15/2033[1,2]	2,067,580
2,200,000	Series 2025-A, Class G, 11.049%, 1/16/2034[1,2]	2,206,723
635,203	Truist Bank Auto Credit-Linked Notes Series 2025-1, Class D, 9.685%, 9/26/2033[1,2]	636,715
	Unlock HEA Trust
2,745,309	Series 2023-1, Class B, 7.000%, 10/25/2038[1,2]	2,705,318
2,696,648	Series 2024-2, Class A, 6.500%, 10/25/2039[1,2]	2,702,190
1,000,000	Series 2025-2, Class C, 6.000%, 11/25/2041[1,2]	779,062
1,000,000	UPG Trust Series 2025-2, Class C, 8.800%, 9/25/2047[1,2]	997,492
3,000,000	Upgrade Master Pass-Thru Trust Series Series 2025-ST8, Class CRT1, 0.000%, 12/15/2033[1,2,4]	2,818,431
250,000	UPX Trust Series 2025-1, Class C, 7.670%, 1/25/2047[1,2]	251,926
	TOTAL ASSET-BACKED SECURITIES
	(Cost $57,378,222)	57,548,530
	COLLATERALIZED LOAN OBLIGATIONS — 26.2%
	720 East CLO Ltd.
500,000	Series 2023-IA, Class DR, 7.905% (3-Month Term SOFR+400 basis points), 4/15/2038[1,2,3]	502,429
1,500,000	Series 2023-2A, Class D1R, 6.925% (3-Month Term SOFR+275 basis points), 10/15/2038[1,2,3]	1,508,314
1,000,000	Series 2023-2A, Class ER, 9.675% (3-Month Term SOFR+550 basis points), 10/15/2038[1,2,3]	1,006,707
1,000,000	AGL CLO Ltd. Series 2023-28A, Class D, 8.720% (3-Month Term SOFR+485 basis points), 1/21/2037[1,2,3]	1,011,341
	AIMCO CLO Ltd.
1,500,000	Series 2020-11A, Class D2R2, 8.082% (3-Month Term SOFR+420 basis points), 7/17/2037[1,2,3]	1,507,488
500,000	Series 2019-10A, Class ERR, 9.507% (3-Month Term SOFR+565 basis points), 7/22/2037[1,2,3,6]	502,065

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Alinea CLO Ltd.
1,500,000	Series 2018-1A, Class DR, 6.134% (3-Month Term SOFR+225 basis points), 7/20/2031[1,2,3]	$1,503,688
1,250,000	Series 2018-1A, Class ER, 9.834% (3-Month Term SOFR+595 basis points), 7/20/2031[1,2,3,6]	1,253,073
1,000,000	Annisa CLO Ltd. Series 2016-2A, Class DRR, 6.684% (3-Month Term SOFR+280 basis points), 7/20/2031[1,2,3]	1,003,355
	Apidos CLO Ltd.
1,150,000	Series 2016-24A, Class DR, 9.946% (3-Month Term SOFR+606 basis points), 10/20/2030[1,2,3]	1,153,288
750,000	Series 2019-31A, Class ER, 10.766% (3-Month Term SOFR+686 basis points), 4/15/2031[1,2,3]	756,066
1,500,000	Series XXXA, Class CR, 6.884% (3-Month Term SOFR+300 basis points), 10/18/2031[1,2,3]	1,506,472
2,000,000	Series 2015-23A, Class DRR, 6.505% (3-Month Term SOFR+260 basis points), 4/15/2033[1,2,3]	2,008,953
1,500,000	Series 2018-29A, Class D1R, 6.958% (3-Month Term SOFR+310 basis points), 7/25/2038[1,2,3]	1,512,656
1,350,000	Series 2017-28A, Class C1R, 7.124% (3-Month Term SOFR+285 basis points), 10/20/2038[1,2,3]	1,361,327
2,000,000	Series 2025-54A, Class A1, 5.472% (3-Month Term SOFR+130 basis points), 10/20/2038[1,2,3]	2,006,254
	Ares CLO Ltd.
4,000,000	Series 2016-39A, Class AR3, 5.304% (3-Month Term SOFR+142 basis points), 7/18/2037[1,2,3]	4,014,348
1,000,000	Series 2025-76A, Class E, 11.065% (3-Month Term SOFR+716 basis points), 5/27/2038[1,2,3]	1,018,480
1,000,000	Series 2019-54A, Class ER2, 9.905% (3-Month Term SOFR+600 basis points), 7/15/2038[1,2,3]	1,009,852
1,000,000	Series 2022-63A, Class D2R, 8.633% (3-Month Term SOFR+435 basis points), 10/15/2038[1,2,3]	1,005,120
1,950,000	Arini U.S. CLO Ltd. Series 1A, Class D, 7.905% (3-Month Term SOFR+400 basis points), 4/15/2038[1,2,3]	1,959,473
	Bain Capital Credit CLO Ltd.
1,500,000	Series 2018-2A, Class DR, 6.834% (3-Month Term SOFR+295 basis points), 7/19/2031[1,2,3]	1,505,029
1,500,000	Series 2022-2A, Class A1R, 5.007% (3-Month Term SOFR+115 basis points), 4/22/2035[1,2,3]	1,500,250
1,500,000	Series 2023-1A, Class A1R, 5.294% (3-Month Term SOFR+140 basis points), 7/16/2038[1,2,3]	1,501,056
1,000,000	Series 2023-1A, Class D1R, 7.094% (3-Month Term SOFR+320 basis points), 7/16/2038[1,2,3]	1,008,418

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,500,000	Series 2023-1A, Class D2R, 7.844% (3-Month Term SOFR+395 basis points), 7/16/2038[1,2,3]	$1,507,980
	Ballyrock CLO Ltd.
1,250,000	Series 2023-24A, Class DR, 9.905% (3-Month Term SOFR+600 basis points), 7/15/2038[1,2,3]	1,262,866
2,000,000	Series 2021-17A, Class C1R, 6.584% (3-Month Term SOFR+270 basis points), 10/20/2038[1,2,3]	2,013,643
500,000	Series 2021-17A, Class C2R, 7.834% (3-Month Term SOFR+395 basis points), 10/20/2038[1,2,3]	497,543
750,000	Series 2021-17A, Class DR, 9.984% (3-Month Term SOFR+610 basis points), 10/20/2038[1,2,3]	739,274
1,500,000	Series 2019-2A, Class C1R3, 6.589% (3-Month Term SOFR+270 basis points), 10/25/2038[1,2,3]	1,508,307
1,000,000	Series 2019-2A, Class C2R3, 7.839% (3-Month Term SOFR+395 basis points), 10/25/2038[1,2,3]	1,000,338
	Barings CLO Ltd.
750,000	Series 2021-1A, Class D, 7.020% (3-Month Term SOFR+316 basis points), 4/25/2034[1,2,3]	752,717
750,000	Series 2025-7A, Class D1, 6.428% (3-Month Term SOFR+270 basis points), 1/15/2038[1,2,3]	749,970
1,000,000	Series 2023-1A, Class D1R, 7.284% (3-Month Term SOFR+340 basis points), 4/20/2038[1,2,3]	1,005,310
1,000,000	Series 2023-1A, Class D2R, 8.884% (3-Month Term SOFR+500 basis points), 4/20/2038[1,2,3]	1,005,114
1,000,000	Series 2025-8A, Class E, 0.000% (3-Month Term SOFR+500 basis points), 1/15/2039[1,2,3]	1,000,000
	Battalion CLO Ltd.
1,272,023	Series 2020-15A, Class A1RR, 4.862% (3-Month Term SOFR+98 basis points), 1/17/2033[1,2,3]	1,271,867
1,500,000	Series 2020-15A, Class BR, 5.382% (3-Month Term SOFR+150 basis points), 1/17/2033[1,2,3]	1,499,625
675,706	Bear Stearns Asset Backed Securities Trust Series 2004-HE5, Class M6, 9.471% (1-Month Term SOFR+574 basis points), 7/25/2034[2,3]	621,885
	Benefit Street Partners CLO Ltd.
1,000,000	Series 2021-23A, Class DR, 6.758% (3-Month Term SOFR+290 basis points), 4/25/2034[1,2,3]	1,003,939
1,000,000	Series 2021-23A, Class ER, 9.108% (3-Month Term SOFR+525 basis points), 4/25/2034[1,2,3]	994,244
1,000,000	Series 2024-36A, Class D1, 6.808% (3-Month Term SOFR+295 basis points), 1/25/2038[1,2,3]	1,005,284
2,000,000	Series 2024-37A, Class A, 5.208% (3-Month Term SOFR+135 basis points), 1/25/2038[1,2,3]	2,007,641

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
3,500,000	Series 2015-6BR, Class D1R, 6.584% (3-Month Term SOFR+270 basis points), 4/20/2038[1,2,3]	$3,523,054
1,000,000	Series 2014-IVA, Class AR5, 5.204% (3-Month Term SOFR+125 basis points), 10/20/2038[1,2,3]	1,000,576
2,000,000	Series 2025-42A, Class A, 5.371% (3-Month Term SOFR+130 basis points), 10/25/2038[1,2,3]	2,000,000
500,000	Birch Grove CLO Ltd. Series 2024-8A, Class E, 10.984% (3-Month Term SOFR+710 basis points), 4/20/2037[1,2,3]	510,201
2,000,000	Black Diamond CLO Ltd. Series 2022-1A, Class A1A, 6.358% (3-Month Term SOFR+250 basis points), 10/25/2035[1,2,3]	2,013,213
1,000,000	BlueMountain CLO Ltd. Series 2020-30A, Class DR, 7.205% (3-Month Term SOFR+330 basis points), 4/15/2035[1,2,3]	1,002,363
1,900,000	BlueMountain Fuji U.S. CLO Ltd. Series 2017-2A, Class C, 7.146% (3-Month Term SOFR+326 basis points), 10/20/2030[1,2,3]	1,904,700
	Bryant Park Funding Ltd.
1,000,000	Series 2024-23A, Class E, 10.582% (3-Month Term SOFR+673 basis points), 5/15/2037[1,2,3]	1,009,538
1,000,000	Series 2021-17RA, Class D1R, 7.134% (3-Month Term SOFR+325 basis points), 1/20/2038[1,2,3]	1,004,284
1,000,000	Series 2021-17RA, Class ER, 10.814% (3-Month Term SOFR+693 basis points), 1/20/2038[1,2,3]	1,001,288
2,000,000	Series 2023-20A, Class DR, 7.305% (3-Month Term SOFR+340 basis points), 4/15/2038[1,2,3]	2,008,405
1,000,000	Series 2023-21A, Class ER, 9.161% (3-Month Term SOFR+525 basis points), 10/18/2038[1,2,3]	1,000,110
	Carlyle Global Market Strategies CLO Ltd.
1,500,000	Series 2014-2RA, Class C, 6.913% (3-Month Term SOFR+306 basis points), 5/15/2031[1,2,3,6]	1,506,432
1,000,000	Series 2015-4A, Class CR2, 6.434% (3-Month Term SOFR+255 basis points), 7/20/2032[1,2,3]	999,158
1,000,000	Carlyle U.S. CLO Ltd. Series 2023-5A, Class D, 8.958% (3-Month Term SOFR+510 basis points), 1/27/2036[1,2,3,6]	1,007,135
	CBAMR Ltd.
1,000,000	Series 2017-4A, Class BR, 6.081% (3-Month Term SOFR+180 basis points), 3/31/2038[1,2,3]	1,007,774
2,250,000	Series 2018-5A, Class D1R, 7.112% (3-Month Term SOFR+300 basis points), 10/17/2038[1,2,3]	2,256,080

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Cedar Funding CLO Ltd.
1,000,000	Series 2016-5A, Class DR, 7.143% (3-Month Term SOFR+326 basis points), 7/17/2031[1,2,3]	$1,003,324
1,000,000	Series 2014-4A, Class DR3, 7.160% (3-Month Term SOFR+330 basis points), 1/23/2038[1,2,3]	1,001,789
1,500,000	Series 2024-19A, Class A1, 5.190% (3-Month Term SOFR+133 basis points), 1/23/2038[1,2,3]	1,503,376
2,000,000	Series 2023-17A, Class D1R, 6.934% (3-Month Term SOFR+305 basis points), 7/20/2038[1,2,3]	2,018,910
	CIFC Funding Ltd.
1,500,000	Series 2017-4A, Class D, 10.227% (3-Month Term SOFR+636 basis points), 10/24/2030[1,2,3,6]	1,515,660
1,500,000	Series 2013-3RA, Class CR, 6.365% (3-Month Term SOFR+250 basis points), 4/24/2031[1,2,3]	1,510,550
1,500,000	Series 2013-3RA, Class D, 10.027% (3-Month Term SOFR+616 basis points), 4/24/2031[1,2,3]	1,495,036
1,000,000	Series 2018-2A, Class D1R, 6.934% (3-Month Term SOFR+305 basis points), 10/20/2037[1,2,3]	1,010,773
	Creeksource Dunes Creek CLO Ltd.
1,500,000	Series 2024-1A, Class D, 7.005% (3-Month Term SOFR+310 basis points), 1/15/2038[1,2,3]	1,507,915
750,000	Series 2024-1A, Class E, 10.055% (3-Month Term SOFR+615 basis points), 1/15/2038[1,2,3]	765,330
	Dewolf Park CLO Ltd.
1,000,000	Series 2017-1A, Class DR, 7.016% (3-Month Term SOFR+311 basis points), 10/15/2030[1,2,3]	1,000,000
1,000,000	Series 2017-1A, Class E, 10.366% (3-Month Term SOFR+646 basis points), 10/15/2030[1,2,3,6]	1,000,000
	Dryden CLO Ltd.
2,000,000	Series 2019-75A, Class AR3, 4.913% (3-Month Term SOFR+104 basis points), 4/14/2034[1,2,3]	1,999,726
1,500,000	Series 2019-68A, Class DR, 7.516% (3-Month Term SOFR+361 basis points), 7/15/2035[1,2,3]	1,503,868
1,000,000	Series 2023-102A, Class D1R, 6.805% (3-Month Term SOFR+290 basis points), 10/15/2038[1,2,3]	1,005,531
1,000,000	Series 2023-102A, Class ER, 9.755% (3-Month Term SOFR+585 basis points), 10/15/2038[1,2,3]	1,003,611
1,000,000	Series 2025-120A, Class D2, 6.546% (3-Month Term SOFR+285 basis points), 1/15/2039[1,2,3]	1,000,000
1,000,000	Series 2025-120A, Class D3, 7.846% (3-Month Term SOFR+415 basis points), 1/15/2039[1,2,3]	1,000,000
2,000,000	Series 2025-120A, Class E, 9.146% (3-Month Term SOFR+545 basis points), 1/15/2039[1,2,3]	2,000,000

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Dryden Senior Loan Fund
1,000,000	Series 2013-30A, Class DR, 6.713% (3-Month Term SOFR+286 basis points), 11/15/2028[1,2,3]	$1,005,630
1,000,000	Series 2013-30A, Class ER, 9.863% (3-Month Term SOFR+601 basis points), 11/15/2028[1,2,3]	1,003,613
1,000,000	Series 2017-54A, Class D, 7.246% (3-Month Term SOFR+336 basis points), 10/19/2029[1,2,3]	1,003,345
1,169,259	Series 2016-45A, Class A1RR, 4.985% (3-Month Term SOFR+108 basis points), 10/15/2030[1,2,3]	1,170,655
950,000	Series 2016-45A, Class DRR, 6.955% (3-Month Term SOFR+305 basis points), 10/15/2030[1,2,3]	954,493
1,000,000	Series 2015-41A, Class DR, 6.766% (3-Month Term SOFR+286 basis points), 4/15/2031[1,2,3]	1,003,323
500,000	Series 2015-40A, Class DR, 7.213% (3-Month Term SOFR+336 basis points), 8/15/2031[1,2,3]	501,772
1,200,000	Series 2018-61A, Class DR, 7.243% (3-Month Term SOFR+336 basis points), 1/17/2032[1,2,3]	1,204,170
1,000,000	Series 2019-80A, Class DR, 6.982% (3-Month Term SOFR+310 basis points), 1/17/2033[1,2,3]	994,276
	Eaton Vance CLO Ltd.
1,000,000	Series 2015-1A, Class DR, 6.646% (3-Month Term SOFR+276 basis points), 1/20/2030[1,2,3]	1,003,356
1,000,000	Series 2020-1A, Class ERR, 10.155% (3-Month Term SOFR+625 basis points), 10/15/2037[1,2,3]	981,736
2,000,000	Series 2013-1A, Class AR4, 5.245% (3-Month Term SOFR+134 basis points), 10/15/2038[1,2,3]	2,004,953
1,000,000	Series 2013-1A, Class D1R4, 6.905% (3-Month Term SOFR+300 basis points), 10/15/2038[1,2,3]	1,005,517
185,465	Elevation CLO Ltd. Series 2018-10A, Class AR, 4.804% (3-Month Term SOFR+92 basis points), 10/20/2031[1,2,3]	185,690
	Elmwood CLO Ltd.
2,000,000	Series 2020-1A, Class AR, 5.344% (3-Month Term SOFR+146 basis points), 4/18/2037[1,2,3]	2,007,761
3,000,000	Series 2021-5A, Class D1R, 7.005% (3-Month Term SOFR+310 basis points), 10/15/2037[1,2,3]	3,005,479
750,000	Series 2023-1A, Class D2R, 7.832% (3-Month Term SOFR+395 basis points), 4/17/2038[1,2,3]	753,930
2,500,000	Series 2021-2A, Class D1R, 6.534% (3-Month Term SOFR+265 basis points), 4/20/2038[1,2,3]	2,505,543
2,500,000	Series 2021-3A, Class DR2, 6.934% (3-Month Term SOFR+305 basis points), 7/20/2038[1,2,3]	2,513,572
1,500,000	Series 2021-3A, Class ER2, 9.834% (3-Month Term SOFR+595 basis points), 7/20/2038[1,2,3]	1,507,249

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,750,000	Series 2022-6A, Class D1R2, 6.611% (3-Month Term SOFR+270 basis points), 10/17/2038[1,2,3]	$1,759,699
1,250,000	Series 2022-6A, Class ER2, 9.061% (3-Month Term SOFR+515 basis points), 10/17/2038[1,2,3]	1,254,358
1,500,000	Series 2022-1A, Class A1R, 5.184% (3-Month Term SOFR+130 basis points), 10/20/2038[1,2,3]	1,503,050
	Empower CLO Ltd.
1,500,000	Series 2022-1A, Class D1R, 6.884% (3-Month Term SOFR+300 basis points), 10/20/2037[1,2,3]	1,511,986
3,000,000	Series 2023-1A, Class D1R, 7.708% (3-Month Term SOFR+385 basis points), 4/25/2038[1,2,3]	3,019,179
1,000,000	Series 2023-1A, Class ER, 11.198% (3-Month Term SOFR+734 basis points), 4/25/2038[1,2,3]	1,014,992
2,000,000	Series 2025-1A, Class D1, 6.834% (3-Month Term SOFR+295 basis points), 7/20/2038[1,2,3]	2,010,884
1,000,000	Series 2025-1A, Class D2, 8.384% (3-Month Term SOFR+450 basis points), 7/20/2038[1,2,3]	1,005,243
2,500,000	Series 2023-2A, Class AR, 5.225% (3-Month Term SOFR+132 basis points), 10/15/2038[1,2,3]	2,507,695
	Flatiron CLO Ltd.
750,000	Series 2023-2A, Class E, 11.735% (3-Month Term SOFR+783 basis points), 1/15/2037[1,2,3]	766,948
1,000,000	Series 2020-1A, Class D2R2, 7.839% (3-Month Term SOFR+395 basis points), 11/20/2038[1,2,3]	1,000,299
1,750,000	Series 2020-1A, Class ER2, 9.139% (3-Month Term SOFR+525 basis points), 11/20/2038[1,2,3]	1,739,448
1,500,000	Galaxy CLO Ltd. Series 2017-24A, Class AR, 5.445% (3-Month Term SOFR+154 basis points), 4/15/2037[1,2,3]	1,503,249
	Invesco U.S. CLO Ltd.
1,000,000	Series 2023-2A, Class ER, 11.750% (3-Month Term SOFR+788 basis points), 4/21/2038[1,2,3]	1,023,939
1,500,000	Series 2023-3A, Class D1R, 6.955% (3-Month Term SOFR+305 basis points), 7/15/2038[1,2,3]	1,509,961
2,000,000	Series 2025-1A, Class D, 7.381% (3-Month Term SOFR+310 basis points), 7/15/2038[1,2,3]	2,000,000
750,000	Series 2025-1A, Class E, 10.281% (3-Month Term SOFR+600 basis points), 7/15/2038[1,2,3]	757,493
1,000,000	Series 2025-2A, Class D, 7.291% (3-Month Term SOFR+300 basis points), 7/15/2038[1,2,3]	1,005,249
2,000,000	Jamestown CLO Ltd. Series 2018-11A, Class D, 10.193% (3-Month Term SOFR+628 basis points), 7/14/2031[1,2,3]	1,961,158

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	KKR CLO Ltd.
2,000,000	Series 18, Class A1R2, 5.191% (3-Month Term SOFR+105 basis points), 10/18/2035[1,2,3]	$2,001,905
1,500,000	Series 2013-1A, Class D1R3, 7.085% (3-Month Term SOFR+325 basis points), 10/15/2038[1,2,3]	1,511,912
	Madison Park Funding Ltd.
750,000	Series 2014-14A, Class CR4, 5.807% (3-Month Term SOFR+195 basis points), 10/22/2030[1,2,3]	754,589
1,800,000	Series 2019-34A, Class D1RR, 7.244% (3-Month Term SOFR+335 basis points), 10/16/2037[1,2,3]	1,808,854
1,000,000	Series 2018-27A, Class A1R, 5.084% (3-Month Term SOFR+120 basis points), 4/20/2038[1,2,3]	1,000,201
	Magnetite CLO Ltd.
1,100,000	Series 2020-25A, Class E, 10.470% (3-Month Term SOFR+661 basis points), 1/25/2032[1,2,3]	1,107,097
1,250,000	Series 2024-44A, Class D1, 6.755% (3-Month Term SOFR+285 basis points), 10/15/2037[1,2,3]	1,260,028
1,000,000	Series 2020-28A, Class D1RR, 6.605% (3-Month Term SOFR+270 basis points), 1/15/2038[1,2,3]	1,005,323
5,955,000	Series 2020-26A, Class D1R2, 6.358% (3-Month Term SOFR+250 basis points), 1/25/2038[1,2,3]	5,934,886
750,000	Series 2020-27A, Class D1RR, 6.584% (3-Month Term SOFR+265 basis points), 10/20/2038[1,2,3]	754,160
1,000,000	Marble Point CLO Ltd. Series 2019-1A, Class BR2, 5.460% (3-Month Term SOFR+160 basis points), 7/23/2032[1,2,3]	1,002,736
	Menlo CLO Ltd.
1,375,000	Series 2024-1A, Class D1, 7.134% (3-Month Term SOFR+325 basis points), 1/20/2038[1,2,3]	1,382,221
1,500,000	Series 2025-2A, Class D1, 7.184% (3-Month Term SOFR+330 basis points), 4/20/2038[1,2,3]	1,507,983
1,000,000	Series 2025-3A, Class D, 6.894% (3-Month Term SOFR+300 basis points), 10/16/2038[1,2,3]	1,002,691
	Morgan Stanley Eaton Vance CLO Ltd.
1,000,000	Series 2022-18A, Class D1R, 6.984% (3-Month Term SOFR+310 basis points), 10/20/2037[1,2,3]	997,500
1,000,000	Series 2021-1A, Class ER, 10.004% (3-Month Term SOFR+606 basis points), 10/23/2037[1,2,3]	1,005,311
1,000,000	Series 2023-19A, Class D1R, 6.905% (3-Month Term SOFR+300 basis points), 7/15/2038[1,2,3,6]	1,006,649
1,000,000	Series 2023-19A, Class D2R, 8.405% (3-Month Term SOFR+450 basis points), 7/15/2038[1,2,3]	1,005,254

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Mountain View CLO Ltd. Series 2019-2A, Class DR, 8.505% (3-Month Term SOFR+460 basis points), 7/15/2037[1,2,3]	$1,007,533
	Neuberger Berman CLO Ltd.
1,000,000	Series 2016-22A, Class ER2, 10.712% (3-Month Term SOFR+683 basis points), 4/15/2038[1,2,3]	1,009,491
3,500,000	Series 2017-16SA, Class A1R2, 5.085% (3-Month Term SOFR+118 basis points), 4/15/2039[1,2,3]	3,499,650
2,000,000	Series 2017-16SA, Class D1R2, 6.605% (3-Month Term SOFR+270 basis points), 4/15/2039[1,2,3]	2,011,014
2,000,000	Series 2019-32RA, Class D1, 7.279% (3-Month Term SOFR+295 basis points), 7/20/2039[1,2,3]	2,010,232
	Neuberger Berman Loan Advisers CLO Ltd.
1,000,000	Series 2021-41A, Class DR, 6.705% (3-Month Term SOFR+280 basis points), 4/15/2034[1,2,3]	1,005,067
1,000,000	Series 2018-27A, Class D2R, 8.405% (3-Month Term SOFR+450 basis points), 7/15/2038[1,2,3]	1,004,973
1,000,000	Series 2018-28A, Class D1R, 7.084% (3-Month Term SOFR+320 basis points), 10/20/2038[1,2,3]	1,010,074
2,500,000	Series 2019-31A, Class AR2, 5.114% (3-Month Term SOFR+123 basis points), 1/20/2039[1,2,3]	2,501,815
1,000,000	Series 2019-33A, Class D2R2, 8.044% (3-Month Term SOFR+415 basis points), 4/16/2039[1,2,3]	1,005,225
1,000,000	Series 2025-60A, Class E, 10.337% (3-Month Term SOFR+648 basis points), 4/22/2039[1,2,3]	1,031,334
1,500,000	Series 2020-36RA, Class D, 7.032% (3-Month Term SOFR+275 basis points), 7/20/2039[1,2,3]	1,507,807
	New Mountain CLO Ltd.
1,000,000	Series CLO-1A, Class DRR, 6.755% (3-Month Term SOFR+285 basis points), 1/15/2038[1,2,3]	1,005,306
1,000,000	Series CLO-4A, Class ER, 10.794% (3-Month Term SOFR+691 basis points), 3/20/2038[1,2,3]	1,030,939
1,750,000	Newark BSL CLO Ltd. Series 2017-1A, Class D, 10.420% (3-Month Term SOFR+656 basis points), 7/25/2030[1,2,3]	1,762,142
	Oaktree CLO Ltd.
1,000,000	Series 2022-1A, Class DR, 7.005% (3-Month Term SOFR+310 basis points), 7/15/2038[1,2,3]	1,005,429
1,500,000	Series 2022-1A, Class ER, 9.905% (3-Month Term SOFR+600 basis points), 7/15/2038[1,2,3]	1,492,311
2,000,000	Series 2023-2A, Class A1R, 5.234% (3-Month Term SOFR+135 basis points), 7/20/2038[1,2,3]	2,000,374
2,000,000	Series 2023-2A, Class D1R, 6.934% (3-Month Term SOFR+305 basis points), 7/20/2038[1,2,3]	2,010,858

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2023-2A, Class ER, 9.884% (3-Month Term SOFR+600 basis points), 7/20/2038[1,2,3]	$1,009,830
	OCP CLO Ltd.
1,000,000	Series 2014-5A, Class BR, 5.920% (3-Month Term SOFR+206 basis points), 4/26/2031[1,2,3,6]	1,006,647
1,000,000	Series 2014-5A, Class CR, 7.020% (3-Month Term SOFR+316 basis points), 4/26/2031[1,2,3,6]	1,003,396
1,000,000	Series 2019-16A, Class DR, 7.339% (3-Month Term SOFR+341 basis points), 4/10/2033[1,2,3]	1,003,708
1,000,000	Series 2023-30A, Class D, 8.365% (3-Month Term SOFR+450 basis points), 1/24/2037[1,2,3]	1,000,000
1,000,000	Series 2023-30A, Class E, 10.955% (3-Month Term SOFR+709 basis points), 1/24/2037[1,2,3]	1,000,000
1,000,000	Series 2020-20A, Class D1R, 7.484% (3-Month Term SOFR+360 basis points), 4/18/2037[1,2,3]	1,007,553
1,000,000	Series 2021-22A, Class D1R, 6.884% (3-Month Term SOFR+300 basis points), 10/20/2037[1,2,3]	1,007,991
2,000,000	Octagon Investment Partners Ltd. Series 2018-18A, Class C, 6.855% (3-Month Term SOFR+296 basis points), 4/16/2031[1,2,3,6]	2,007,594
	Octagon Ltd.
1,000,000	Series 2021-1A, Class D, 7.266% (3-Month Term SOFR+336 basis points), 10/15/2034[1,2,3]	997,944
1,000,000	Series 2023-1A, Class D1R, 6.630% (3-Month Term SOFR+275 basis points), 10/20/2038[1,2,3]	1,006,799
1,250,000	Series 2023-1A, Class ER, 9.630% (3-Month Term SOFR+575 basis points), 10/20/2038[1,2,3]	1,262,306
2,000,000	OHA Credit Funding Ltd. Series 2021-8A, Class D1R, 6.534% (3-Month Term SOFR+265 basis points), 1/20/2038[1,2,3]	2,010,646
	OZLM Ltd.
1,000,000	Series 2018-22A, Class C, 6.793% (3-Month Term SOFR+291 basis points), 1/17/2031[1,2,3]	1,003,330
1,000,000	Series 2017-21A, Class C, 6.816% (3-Month Term SOFR+293 basis points), 1/20/2031[1,2,3]	1,003,353
1,000,000	Series 2018-18A, Class D, 7.016% (3-Month Term SOFR+311 basis points), 4/15/2031[1,2,3]	1,003,319
1,120,000	Series 2018-20A, Class C, 7.096% (3-Month Term SOFR+321 basis points), 4/20/2031[1,2,3]	1,123,750
500,000	Palmer Square Loan Funding Ltd. Series 2020-1A, Class SUB, 0.000%, 2/20/2028[1,2,4,7,8]	—
	Post CLO Ltd.
750,000	Series 2021-1A, Class DR, 6.905% (3-Month Term SOFR+300 basis points), 10/15/2034[1,2,3]	750,022

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2024-1A, Class E, 10.684% (3-Month Term SOFR+680 basis points), 4/20/2037[1,2,3]	$1,016,564
750,000	Series 2023-1A, Class BR, 5.560% (3-Month Term SOFR+170 basis points), 10/20/2038[1,2,3]	754,715
1,500,000	Series 2023-1A, Class D1R, 6.710% (3-Month Term SOFR+285 basis points), 10/20/2038[1,2,3]	1,512,989
675,000	Series 2023-1A, Class D2R, 7.810% (3-Month Term SOFR+395 basis points), 10/20/2038[1,2,3]	675,009
1,000,000	Series 2025-1A, Class E, 9.110% (3-Month Term SOFR+540 basis points), 1/20/2039[1,2,3]	996,167
2,000,000	Rad CLO Ltd. Series 2021-15A, Class A1AR, 5.244% (3-Month Term SOFR+136 basis points), 7/20/2040[1,2,3]	2,005,573
	Regatta Funding Ltd.
1,000,000	Series 2019-2A, Class ER, 11.005% (3-Month Term SOFR+710 basis points), 1/15/2033[1,2,3]	1,005,791
2,000,000	Series 2016-1A, Class A1R3, 4.765% (3-Month Term SOFR+107 basis points), 6/20/2034[1,2,3]	2,000,095
1,500,000	Series 2016-1A, Class ER3, 10.095% (3-Month Term SOFR+640 basis points), 6/20/2034[1,2,3]	1,497,757
1,500,000	Series 2017-1A, Class D1R, 7.582% (3-Month Term SOFR+370 basis points), 4/17/2037[1,2,3]	1,511,300
500,000	Series 2017-1A, Class D2R, 8.882% (3-Month Term SOFR+500 basis points), 4/17/2037[1,2,3]	502,418
1,300,000	Series 2021-3A, Class D1R, 7.005% (3-Month Term SOFR+310 basis points), 10/15/2037[1,2,3]	1,306,486
750,000	Series 2021-5A, Class D2R, 7.884% (3-Month Term SOFR+400 basis points), 1/20/2038[1,2,3]	753,872
2,000,000	Series 2025-4A, Class A1, 5.442% (3-Month Term SOFR+134 basis points), 7/25/2038[1,2,3]	2,007,175
2,500,000	Series 2025-5A, Class D1, 7.085% (3-Month Term SOFR+280 basis points), 10/15/2038[1,2,3]	2,513,390
1,000,000	Series 2023-2A, Class D1R, 6.352% (3-Month Term SOFR+260 basis points), 1/25/2039[1,2,3]	1,000,001
2,500,000	Riserva CLO Ltd. Series 2016-3A, Class DRR, 7.396% (3-Month Term SOFR+351 basis points), 1/18/2034[1,2,3]	2,481,545
	RR Ltd.
750,000	Series 2022-21A, Class DR, 9.755% (3-Month Term SOFR+585 basis points), 7/15/2039[1,2,3]	755,503
2,000,000	Series 2024-36RA, Class C1R, 6.655% (3-Month Term SOFR+275 basis points), 1/15/2040[1,2,3]	2,010,634

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Sculptor CLO Ltd.
750,000	Series 30A, Class ER, 10.704% (3-Month Term SOFR+682 basis points), 7/20/2038[1,2,3]	$747,205
1,500,000	Series 29A, Class D1R, 7.257% (3-Month Term SOFR+340 basis points), 7/22/2038[1,2,3]	1,508,072
1,000,000	Series 29A, Class D2R, 8.207% (3-Month Term SOFR+435 basis points), 7/22/2038[1,2,3]	1,005,258
	Shackleton CLO Ltd.
1,250,000	Series 2019-14A, Class DRR, 6.884% (3-Month Term SOFR+300 basis points), 7/20/2034[1,2,3]	1,254,245
1,250,000	Series 2019-14A, Class ERR, 9.784% (3-Month Term SOFR+590 basis points), 7/20/2034[1,2,3]	1,235,148
	Signal Peak CLO Ltd.
1,000,000	Series 2017-4A, Class BR2, 5.508% (3-Month Term SOFR+165 basis points), 10/26/2034[1,2,3]	1,001,824
1,000,000	Series 2018-5A, Class D1R, 8.058% (3-Month Term SOFR+420 basis points), 4/25/2037[1,2,3]	1,012,535
	Silver Point CLO Ltd.
1,500,000	Series 2023-2A, Class D1R, 7.034% (3-Month Term SOFR+315 basis points), 4/20/2038[1,2,3]	1,512,411
1,500,000	Series 2025-11A, Class D1, 7.283% (3-Month Term SOFR+300 basis points), 7/15/2038[1,2,3]	1,507,861
1,500,000	Series 2025-12A, Class A1, 5.288% (3-Month Term SOFR+131 basis points), 10/15/2038[1,2,3]	1,504,500
2,350,000	Sixth Street CLO Ltd. Series 2023-22A, Class D1R, 6.520% (3-Month Term SOFR+265 basis points), 4/21/2038[1,2,3]	2,365,498
1,350,000	Sound Point CLO Ltd. Series 2018-2A, Class D, 7.120% (3-Month Term SOFR+326 basis points), 7/26/2031[1,2,3]	1,353,328
1,000,000	Symphony CLO Ltd. Series 2023-39A, Class AR, 5.188% (3-Month Term SOFR+133 basis points), 1/25/2038[1,2,3]	1,003,340
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2015-1A, Class ER, 9.946% (3-Month Term SOFR+606 basis points), 10/20/2030[1,2,3,6]	1,996,298
1,000,000	Series 2019-3A, Class AR3, 4.992% (3-Month Term SOFR+120 basis points), 1/15/2038[1,2,3]	1,002,442
	Trestles CLO Ltd.
1,290,000	Series 2025-8A, Class D1, 7.297% (3-Month Term SOFR+300 basis points), 6/11/2035[1,2,3]	1,297,848
2,250,000	Series 2023-6A, Class A1R, 5.038% (3-Month Term SOFR+118 basis points), 4/25/2038[1,2,3]	2,246,560

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Trinitas CLO Ltd.
1,000,000	Series 2021-15A, Class E, 11.569% (3-Month Term SOFR+771 basis points), 4/22/2034[1,2,3]	$988,538
1,000,000	Series 2023-25A, Class D1, 8.860% (3-Month Term SOFR+500 basis points), 1/23/2037[1,2,3]	1,000,000
1,000,000	Series 2022-21A, Class C1R, 5.834% (3-Month Term SOFR+195 basis points), 4/20/2038[1,2,3]	1,002,156
2,000,000	Series 2025-34A, Class D1, 7.857% (3-Month Term SOFR+400 basis points), 4/22/2038[1,2,3]	2,010,465
1,000,000	Series 2025-34A, Class E, 11.017% (3-Month Term SOFR+716 basis points), 4/22/2038[1,2,3]	1,022,389
	Upland CLO Ltd.
30,426	Series 2016-1A, Class A1AR, 5.166% (3-Month Term SOFR+128 basis points), 4/20/2031[1,2,3,6]	30,463
750,000	Series 2016-1A, Class CR, 7.046% (3-Month Term SOFR+316 basis points), 4/20/2031[1,2,3]	752,512
833,954	Venture CLO Ltd. Series 2019-38A, Class ARR, 4.838% (3-Month Term SOFR+100 basis points), 7/30/2032[1,2,3]	834,716
1,000,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 6.734% (3-Month Term SOFR+285 basis points), 7/20/2032[1,2,3]	1,001,032
	Voya CLO Ltd.
750,000	Series 2017-1A, Class C, 7.473% (3-Month Term SOFR+359 basis points), 4/17/2030[1,2,3]	752,488
716,000	Series 2013-1A, Class CR, 7.116% (3-Month Term SOFR+321 basis points), 10/15/2030[1,2,3]	718,375
1,325,000	Series 2016-1A, Class CR, 6.796% (3-Month Term SOFR+291 basis points), 1/20/2031[1,2,3]	1,329,443
2,127,000	Series 2018-1A, Class C, 6.746% (3-Month Term SOFR+286 basis points), 4/19/2031[1,2,3]	2,134,134
1,250,000	Series 2018-2A, Class D, 6.916% (3-Month Term SOFR+301 basis points), 7/15/2031[1,2,3,6]	1,254,181
1,000,000	Series 2013-3A, Class CRR, 7.396% (3-Month Term SOFR+351 basis points), 10/18/2031[1,2,3]	1,003,376
1,000,000	Series 2015-3A, Class CR4, 6.784% (3-Month Term SOFR+290 basis points), 10/20/2031[1,2,3]	1,002,616
5,000,000	Series 2017-3A, Class CRR, 6.984% (3-Month Term SOFR+310 basis points), 4/20/2034[1,2,3]	5,012,993
1,000,000	Series 2022-4A, Class ER, 10.584% (3-Month Term SOFR+670 basis points), 4/20/2037[1,2,3,6]	1,012,953
1,000,000	Series 2019-1A, Class A1RR, 5.275% (3-Month Term SOFR+137 basis points), 10/15/2037[1,2,3]	1,003,241

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2019-1A, Class D1RR, 6.955% (3-Month Term SOFR+305 basis points), 10/15/2037[1,2,3]	$1,007,982
1,000,000	Series 2020-2A, Class D2RR, 7.884% (3-Month Term SOFR+400 basis points), 1/20/2038[1,2,3]	1,005,163
1,500,000	Series 2020-3A, Class ARR, 5.120% (3-Month Term SOFR+125 basis points), 1/20/2038[1,2,3]	1,501,410
1,000,000	Series 2020-3A, Class D1RR, 6.570% (3-Month Term SOFR+270 basis points), 1/20/2038[1,2,3]	1,004,289
1,000,000	Series 2020-3A, Class D2RR, 7.720% (3-Month Term SOFR+385 basis points), 1/20/2038[1,2,3]	1,005,181
600,000	Wellington Management CLO Ltd. Series 2023-1A, Class D2R, 7.854% (3-Month Term SOFR+400 basis points), 10/20/2038[1,2,3]	597,847
	Whitebox CLO Ltd.
1,500,000	Series 2023-4A, Class D1R, 7.784% (3-Month Term SOFR+390 basis points), 4/20/2036[1,2,3]	1,506,936
1,000,000	Series 2023-4A, Class ER, 10.364% (3-Month Term SOFR+648 basis points), 4/20/2036[1,2,3]	1,015,876
1,500,000	Wind River CLO Ltd. Series 2021-4A, Class AR, 5.100% (3-Month Term SOFR+123 basis points), 1/20/2035[1,2,3,6]	1,500,379
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $317,697,318)	319,885,205
	COLLATERALIZED MORTGAGE OBLIGATIONS — 13.9%
388,969	Ajax Mortgage Loan Trust Series 2021-F, Class A, 4.875%, 6/25/2061	389,072
3,683,510	Alternative Loan Trust Series 2006-HY10, Class 1X, 0.476%, 5/25/2036[2,8]	69,585
650,000	Bellemeade Re Ltd. Series 2025-1, Class M2, 7.774% (30-Day SOFR Average+390 basis points), 10/25/2035[1,2,3]	650,806
	Chase Home Lending Mortgage Trust
353,977	Series 2024-5, Class A4, 6.000%, 4/25/2055[1,2,8]	360,098
2,512,280	Series 2025-8, Class A4, 6.000%, 6/25/2056[1,2,8]	2,548,663
2,501,237	Chase Mortgage Finance Trust Series 2007-A1, Class 1M, 6.392%, 2/25/2037[2,8]	2,383,134
1,414,445	CHL Mortgage Pass-Through Trust Series 2005-HYB2, Class M, 5.063%, 5/20/2035[2,8]	1,239,229
1,000,000	COLT Mortgage Loan Trust Series 2025-7, Class B1, 6.922%, 6/25/2070	1,008,304
	Connecticut Avenue Securities Trust
1,800,000	Series 2021-R01, Class 1B2, 9.874% (30-Day SOFR Average+600 basis points), 10/25/2041	1,859,409

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
1,950,000	Series 2021-R02, Class 2B2, 10.074% (30-Day SOFR Average+620 basis points), 11/25/2041	$2,022,780
1,920,000	Series 2021-R03, Class 1B2, 9.374% (30-Day SOFR Average+550 basis points), 12/25/2041	1,986,374
1,700,000	Series 2022-R01, Class 1B2, 9.874% (30-Day SOFR Average+600 basis points), 12/25/2041	1,762,854
1,610,000	Series 2022-R04, Class 1B2, 13.374% (30-Day SOFR Average+950 basis points), 3/25/2042	1,755,520
2,450,000	Series 2022-R05, Class 2B2, 10.874% (30-Day SOFR Average+700 basis points), 4/25/2042	2,612,244
1,646,000	Cross Mortgage Trust Series 2025-H6, Class B1B, 7.585%, 7/25/2070	1,638,937
	CSMC Trust
2,400,000	Series 2019-RPL1, Class B2, 4.087%, 7/25/2058	1,790,579
272,429	Series 2021-RPL4, Class A2, 7.559%, 12/27/2060	274,614
1,750,000	Series 2021-NQM7, Class B2, 4.357%, 10/25/2066	1,524,887
1,875,000	Series 2021-NQM8, Class B1, 4.211%, 10/25/2066	1,534,337
2,010,000	Deephaven Residential Mortgage Trust Series 2021-1, Class B2, 3.955%, 5/25/2065	1,835,570
1,347,572	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1B, 4.286% (1-Month Term SOFR+55 basis points), 8/25/2047[2,3]	1,181,923
1,000,000	Easy Street Mortgage Loan Trust Series 2025-RTL2, Class A1, 5.606%, 10/25/2040	1,003,110
	EFMT
1,060,000	Series 2025-RTL1, Class M1, 6.394%, 11/25/2040	1,068,592
1,440,000	Series 2025-RTL1, Class M2, 8.334%, 11/25/2040	1,463,495
1,800,000	Series 2024-NQM1, Class B1B, 7.526%, 11/25/2069	1,811,851
	Fannie Mae REMICS
1,002,531	Series 2023-51, Class PO, 0.000%, 11/25/2053	872,991
1,158,423	Series 2023-54, Class PO, 0.000%, 11/25/2053	981,283
1,282,607	Series 2025-6, Class FB, 5.874% (30-Day SOFR Average+200 basis points), 2/25/2055	1,300,246
1,667,889	Series 2025-49, Class FA, 4.674% (30-Day SOFR Average+80 basis points), 6/25/2055	1,657,708
	FARM Mortgage Trust
1,347,967	Series 2021-1, Class B, 3.227%, 7/25/2051	1,023,599
2,895,518	Series 2023-1, Class B, 3.036%, 3/25/2052	2,176,300
2,299,063	Series 2025-2, Class B, 5.690%, 9/25/2055	2,027,088
182,000	Fidelis Mortgage Trust Series 2025-RTL1, Class B, 8.950%, 2/27/2040	183,860
	Freddie Mac REMICS
2,132,462	Series 5266, Class FA, 4.694% (30-Day SOFR Average+82 basis points), 9/25/2052	2,107,410

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
1,400,988	Series 5435, Class BS, 4.177% (30-Day SOFR Average+1,193 basis points), 7/25/2054	$1,310,719
2,108,796	Series 5502, Class FD, 5.474% (30-Day SOFR Average+160 basis points), 2/25/2055	2,133,461
2,671,142	Series 5502, Class FC, 5.874% (30-Day SOFR Average+200 basis points), 2/25/2055	2,707,873
1,000,000	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2022-1, Class M, 4.500%, 11/25/2061	935,017
1,000,000	Freddie Mac STACR REMIC Trust Series 2025-DNA4, Class M2, 5.424% (30-Day SOFR Average+155 basis points), 10/25/2045	1,006,389
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2022-HQA1, Class B2, 14.874% (30-Day SOFR Average+1,100 basis points), 3/25/2042	1,106,361
2,500,000	GCAT Trust Series 2025-INV5, Class A28, 5.486% (30-Day SOFR Average+150 basis points), 12/25/2055	2,504,712
	Government National Mortgage Association
1,037,480	Series 2024-79, Class VB, 5.074% (30-Day SOFR Average+1,095 basis points), 5/20/2054	1,011,257
426,274	Series 2025-4, Class FY, 5.518% (30-Day SOFR Average+160 basis points), 1/20/2055	429,408
	GS Mortgage-Backed Securities Trust
2,500,000	Series 2022-LTV1, Class A14, 3.000%, 6/25/2052	1,829,695
1,722,317	Series 2023-PJ6, Class A4, 6.500%, 4/25/2054[1,2,8]	1,768,401
2,443,590	Series 2025-PJ5, Class A2, 5.500%, 10/25/2055[1,2,8]	2,465,563
2,604,758	HarborView Mortgage Loan Trust Series 2006-10, Class 1A1A, 4.246% (1-Month Term SOFR+51 basis points), 11/19/2036[2,3]	2,109,557
207,714	HomeBanc Mortgage Trust Series 2006-1, Class 3A2, 4.702%, 4/25/2037[2,8]	187,308
1,700,000	HOMES Trust Series 2025-NQM3, Class B1, 7.411%, 2/25/2070	1,734,558
	Homeward Opportunities Fund Trust
1,500,000	Series 2024-RRTL2, Class M1, 8.164%, 9/25/2039	1,508,838
922,000	Series 2024-RRTL2, Class M2, 9.081%, 9/25/2039	922,392
2,250,000	Series 2025-RRTL2, Class M1, 6.536%, 9/25/2040	2,270,824
459,583	IndyMac INDX Mortgage Loan Trust Series 2005-AR15, Class A1, 3.983%, 9/25/2035[2,8]	373,028
	JP Morgan Mortgage Trust
2,109,944	Series 2021-12, Class B5, 3.160%, 2/25/2052	1,720,744
4,428,628	Series 2023-2, Class A2, 5.500%, 7/25/2053[1,2,8]	4,468,229
2,235,814	Series 2024-CCM1, Class A3, 5.500%, 4/25/2055[1,2,8]	2,254,242
2,564,607	Series 2024-INV1, Class A3, 5.500%, 4/25/2055[1,2,8]	2,589,335
1,424,986	Series 2024-12, Class A2, 6.000%, 6/25/2055[1,2,8]	1,452,152
2,630,176	Series 2025-CCM1, Class A2, 5.500%, 6/25/2055[1,2,8]	2,660,315

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
1,000,000	Series 2025-5MPR, Class B1, 7.223%, 11/25/2055	$1,018,902
	LHOME Mortgage Trust
1,800,000	Series 2024-RTL5, Class M2, 8.180%, 9/25/2039	1,822,991
1,000,000	Series 2025-RTL1, Class M2, 8.379%, 1/25/2040	1,027,286
2,100,000	Series 2025-RTL3, Class M1, 6.891%, 8/25/2040	2,120,110
2,000,000	MFA Trust Series 2024-RTL3, Class A2, 6.539%, 11/25/2039	2,031,140
3,025,000	Mill City Mortgage Loan Trust Series 2019-GS2, Class B2, 3.250%, 8/25/2059	2,412,725
1,840,134	Morgan Stanley Mortgage Loan Trust Series 2005-2AR, Class B1, 4.346% (1-Month Term SOFR+61 basis points), 4/25/2035[2,3]	1,618,880
	Morgan Stanley Residential Mortgage Loan Trust
1,894,879	Series 2024-INV3, Class A1, 6.500%, 6/25/2054[1,2,8]	1,947,037
2,126,109	Series 2025-1, Class A1, 6.000%, 3/25/2055[1,2,8]	2,166,641
620,000	Series 2025-SPL1, Class M1, 4.250%, 2/25/2065	571,504
1,360,000	Series 2025-SPL1, Class B1, 4.250%, 2/25/2065	1,206,782
	New Residential Mortgage Loan Trust
190,000	Series 2024-RTL1, Class M1, 9.298%, 3/25/2039	191,081
543,933	Series 2014-3A, Class B4, 5.375%, 11/25/2054	533,209
1,292,000	Series 2021-NQ1R, Class B2, 4.328%, 7/25/2055	1,165,403
2,227,798	Series 2018-1A, Class B6, 5.624%, 12/25/2057[1,2,8]	1,903,475
500,000	Series 2019-RPL3, Class B3, 3.978%, 7/25/2059	417,943
2,000,000	Series 2023-NQM1, Class B2, 7.492%, 10/25/2063	1,978,206
1,315,000	Series 2024-NQM1, Class B2, 7.981%, 3/25/2064	1,333,385
1,800,000	NYMT Loan Trust Series 2025-INV1, Class B1, 6.989%, 4/25/2060	1,805,553
	OBX Trust
982,511	Series 2025-R1, Class A3, 5.193%, 9/25/2062	985,082
1,000,000	Series 2025-R1, Class M1, 5.754%, 9/25/2062	1,007,604
2,000,000	PRET Trust Series 2025-RPL4, Class M2, 4.000%, 3/25/2065	1,773,558
2,989,000	PRPM LLC Series 2025-6, Class A2, 8.326%, 8/25/2028[1,2,5]	3,011,851
959,036	Series 2025-7, Class A1, 5.503%, 8/25/2030	962,429
1,250,000	Series 2025-7, Class A2, 7.449%, 8/25/2030[1,2,5]	1,254,341
2,139,000	Series 2025-7, Class M1, 10.551%, 8/25/2030	2,161,434
2,000,000	Series 2024-RCF1, Class M2, 4.000%, 1/25/2054[1,2,5]	1,914,194
2,750,000	Series 2025-RPL3, Class M2, 3.250%, 4/25/2055	2,507,714
1,145,000	Series 2025-RCF4, Class M2, 4.500%, 8/25/2055	1,056,133
500,000	PRPM Trust Series 2024-NQM3, Class B1, 7.400%, 8/25/2069	506,987

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
1,954,462	RCO Mortgage LLC Series 2025-5, Class A1, 5.418%, 10/25/2030	$1,960,406
	Redwood Funding Trust
1,934,937	Series 2025-2, Class A, 7.112%, 10/25/2055	1,956,167
877,777	Series 2025-3, Class A, 6.231%, 12/27/2056	887,426
1,146,000	Series 2025-3, Class B, 7.749%, 12/27/2056	1,157,824
	Saluds Grade Alternative Mortgage Trust
750,000	Series 2025-RRTL1, Class A1, 5.320%, 10/25/2040	752,541
2,000,000	Series 2025-RRTL1, Class M2, 8.417%, 10/25/2040	1,985,642
750,000	Splitero Trust Series 2025-1, Class B1, 7.000%, 12/25/2055[1,2,5]	662,870
1,155,000	Starwood Mortgage Residential Trust Series 2020-3, Class B2, 4.750%, 4/25/2065	1,021,181
420,248	Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1M, 4.521% (1-Month Term SOFR+79 basis points), 10/19/2034[2,3]	367,426
	Toorak Mortgage Trust
2,365,000	Series 2024-2, Class A2, 8.647%, 10/25/2031	2,387,420
1,500,000	Series 2024-RRTL2, Class B1, 8.178%, 9/25/2039	1,505,139
	Towd Point Mortgage Trust
2,000,000	Series 2017-4, Class B4, 3.645%, 6/25/2057	1,588,474
1,287,812	Series 2021-R1, Class B1, 0.000%, 11/30/2060	537,539
943,000	Series 2021-R1, Class B2, 0.000%, 11/30/2060	371,002
2,060,405	Series 2021-R1, Class B3, 0.000%, 11/30/2060	731,811
15,047,448	Series 2021-SJ2, Class XS3, 0.000%, 12/25/2061[1,2,8]	173,873
15,047,448	Series 2021-SJ2, Class X, 0.000%, 12/25/2061[1,2,8]	301,024
1,167,000	Series 2021-SJ2, Class B1, 4.552%, 12/25/2061[1,2,8]	1,069,648
1,218,620	Series 2021-SJ2, Class B3, 4.552%, 12/25/2061[1,2,8]	959,082
1,242,926	Series 2021-SJ2, Class B4, 4.552%, 12/25/2061[1,2,8]	863,144
	Verus Securitization Trust
1,087,000	Series 2022-1, Class B1, 4.007%, 1/25/2067	871,471
1,440,000	Series 2023-INV1, Class B2, 7.451%, 2/25/2068	1,434,370
476,000	Series 2023-INV2, Class B1, 8.023%, 8/25/2068	479,778
373,000	Series 2023-6, Class B1, 7.769%, 9/25/2068	377,406
634,000	Series 2023-7, Class B1, 7.899%, 10/25/2068	643,408
1,750,000	Series 2024-INV1, Class B2, 8.447%, 3/25/2069	1,773,604
392,000	Series 2024-6, Class B1, 7.221%, 7/25/2069	398,419
2,300,000	Series 2024-INV2, Class B2, 7.941%, 8/26/2069	2,313,420
1,010,000	Series 2024-7, Class B2, 7.807%, 9/25/2069	1,021,955
1,000,000	Series 2025-2, Class B1, 6.966%, 3/25/2070	1,010,787
1,784,000	Series 2025-4, Class B2, 7.435%, 5/25/2070	1,793,569

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
466,000	Visio Trust Series 2023-2, Class M1, 7.709%, 10/25/2058	$470,853
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $168,618,217)	169,809,089
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.2%
	AG Trust
800,000	Series 2024-NLP, Class B, 6.514% (1-Month Term SOFR+276 basis points), 8/15/2041[1,3]	805,781
1,064,000	Series 2024-NLP, Class D, 8.404% (1-Month Term SOFR+465 basis points), 8/15/2041[1,3]	1,068,716
	Atrium Hotel Portfolio Trust
2,000,000	Series 2025-ATRM, Class D, 7.050% (1-Month Term SOFR+330 basis points), 8/15/2042[1,3]	2,003,928
1,000,000	Series 2025-ATRM, Class G, 10.500% (1-Month Term SOFR+675 basis points), 8/15/2042[1,3]	1,004,472
2,000,000	BAHA Trust Series 2024-MAR, Class D, 8.907%, 12/10/2041[1,8]	2,106,312
781,486	BANK Series 2018-BN14, Class A2, 4.128%, 9/15/2060[2]	778,735
1,765,000	BMO Mortgage Trust Series 2022-C2, Class XD, 2.310%, 7/15/2054[1,8]	233,289
2,500,000	BRCK Trust Series 2025-830B, Class D, 6.409%, 12/10/2042[1,8]	2,528,395
	BWAY Mortgage Trust
1,180,763	Series 2013-1515, Class A2, 3.454%, 3/10/2033[1,2]	1,119,858
1,250,000	Series 2013-1515, Class B, 3.473%, 3/10/2033[1,2]	1,160,795
2,400,000	BX Trust Series 2025-VOLT, Class D, 6.500% (1-Month Term SOFR+275 basis points), 12/15/2044[1,3]	2,405,748
1,850,000	CEDR Commercial Mortgage Trust Series 2022-SNAI, Class C, 5.581% (1-Month Term SOFR+183 basis points), 2/15/2039[1,3]	1,815,424
1,000,000	Citigroup Commercial Mortgage Trust Series 2015-GC35, Class B, 4.346%, 11/10/2048[2,8]	928,251
	COMM Mortgage Trust
3,673,775	Series 2013-CR12, Class AM, 4.300%, 10/10/2046[2]	3,490,502
1,928,440	Series 2014-UBS4, Class AM, 3.968%, 8/10/2047[2]	1,867,472
2,930,000	DBC Mortgage Trust Series 2025-DBC, Class D, 6.351% (1-Month Term SOFR+260 basis points), 11/15/2042[1,2,3]	2,947,829
1,525,553	Government National Mortgage Association Series 2025-100, Class JS, 5.176% (30-Day SOFR Average+1,595 basis points), 6/20/2055	1,495,069

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	GS Mortgage Securities Corp Trust
290,297	Series 2020-DUNE, Class D, 5.920% (1-Month Term SOFR+216 basis points), 12/15/2036[1,3]	$284,185
82,942	Series 2020-DUNE, Class E, 6.520% (1-Month Term SOFR+276 basis points), 12/15/2036[1,3]	79,578
1,981,673	Series 2015-GC30, Class B, 3.961%, 5/10/2050[2,8]	1,899,643
1,000,000	HLTN Commercial Mortgage Trust Series 2024-DPLO, Class C, 6.290% (1-Month Term SOFR+254 basis points), 6/15/2041[1,3]	1,005,271
282,395	J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2021-2NU, Class C, 2.076%, 1/5/2040[1,8]	242,967
2,700,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class B, 4.123%, 7/15/2048[2,8]	2,561,962
1,115,000	OWS Real Estate Finance LLC Series 2025-MARG2, Class A, 7.751% (1-Month Term SOFR+400 basis points), 8/15/2034[1,3]	1,117,643
1,300,000	PRM7 Trust Series 2025-PRM7, Class D, 5.661%, 11/10/2042[1,8]	1,290,692
506,369	SMR Mortgage Trust Series 2022-IND, Class B, 6.150% (1-Month Term SOFR+240 basis points), 2/15/2039[1,3]	507,997
2,000,000	VTR Commercial Mortgage Trust Series 2025-STEM, Class D, 6.493%, 10/13/2039[1,8]	2,017,228
250,000	WB Commercial Mortgage Trust Series 2024-HQ, Class D, 8.011%, 3/15/2040[1,8]	251,247
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $38,870,484)	39,018,989

Number of Shares
	COMMON STOCKS — 16.5%
	COMMUNICATIONS — 0.4%
11,878	Electronic Arts, Inc.	2,427,032
74,139	Frontier Communications Parent, Inc.*	2,822,472
469	Warner Bros Discovery, Inc.*	13,516
		5,263,020
	CONSUMER DISCRETIONARY — 0.3%
122,764	Berto Acquisition Corp.*,6,9	1,244,827
224,782	Denny's Corp.*	1,398,144
10,079	HNI Corp.	423,721
		3,066,692
	FINANCIALS — 10.5%
51,740	1RT Acquisition Corp. - Class A*,6	527,748

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
6,586	A Paradise Acquisition Corp. - Class A*,6	$66,189
268,812	AA Mission Acquisition Corp. - Class A*,6,9	2,868,224
33,356	AA Mission Acquisition Corp. II - Class A*,6	331,225
243,198	Agriculture & Natural Solutions Acquisition Corp. - Class A*,6,9	2,716,522
26,484	Aimei Health Technology Co., Ltd.[6]	301,123
6,676	American Exceptionalism Acquisition Corp. - Class A*,6	76,040
52,730	Andretti Acquisition Corp. II - Class A*,6	555,774
112,586	Apex Treasury Corp. - Class A6	1,113,476
73,517	Armada Acquisition Corp. II - Class A*,6	752,814
64,205	Artius II Acquisition, Inc. - Class A*,6	661,312
109,960	Axiom Intelligence Acquisition Corp. I - Class A*,6	1,107,297
79,690	Blue Foundry Bancorp*	990,547
42,218	Blue Water Acquisition Corp. - Class A*,6	435,690
100,056	BTC Development Corp. - Class A*,6	1,002,061
277,229	Cadence Bank[9]	11,876,490
64,140	Cal Redwood Acquisition Corp. - Class A*,6	652,945
53,852	Cantor Equity Partners I, Inc. - Class A*,6	561,138
27,607	Cantor Equity Partners II, Inc. - Class A*,6	310,855
170,011	Cantor Equity Partners III, Inc. - Class A*,6	1,734,112
134,266	Cantor Equity Partners IV, Inc. - Class A*,6,9	1,380,254
79,943	Cantor Equity Partners V, Inc. - Class A*,6	819,416
7,821	Cayson Acquisition Corp.*,6	83,372
249,562	Centurion Acquisition Corp. - Class A*,6,9	2,665,322
85,493	ChampionsGate Acquisition Corp. - Class A*,6	869,464
107,263	Charlton Aria Acquisition Corp. - Class A*,6	1,124,116
34,184	Cohen Circle Acquisition Corp. II - Class A*,6	350,044
102,321	Comerica, Inc.[9]	8,894,765
24,771	Crane Harbor Acquisition Corp. - Class A*,6,9	266,784
53,648	CSLM Digital Asset Acquisition Corp. III Ltd. - Class A*,6	533,798
138,477	Digital Asset Acquisition Corp. - Class A*,6,9	1,412,465
299,907	Drugs Made In America Acquisition Corp.*,6	3,110,036
276,206	Drugs Made In America Acquisition II Corp.*,6,9	2,734,439
111,160	Dune Acquisition Corp. II - Class A*,6	1,132,720
16,260	Dynamix Corp. - Class A*,6	167,315
66,132	Dynamix Corp. III - Class A*,6	654,045
108,144	EQV Ventures Acquisition Corp. II - Class A*,6	1,084,684
60,602	Evolution Global Acquisition Corp. - Class A*,6	598,142
75,045	Fifth Era Acquisition Corp. I - Class A*,6	769,211
39,098	FIGX Capital Acquisition Corp. - Class A*,6	393,326
40,531	Forge Global Holdings, Inc.*	1,806,061
53,408	FutureCrest Acquisition Corp. - Class A*,6	539,421

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
74,894	Gesher Acquisition Corp. II - Class A*,6	$766,915
33,588	GigCapital7 Corp. - Class A*,6	354,018
63,335	Globa Terra Acquisition Corp. - Class A*,6	639,684
91,898	Gores Holdings X, Inc. - Class A*,6	945,630
181,350	GP-Act III Acquisition Corp. - Class A*,6,9	1,940,445
195,186	Graf Global Corp. - Class A*,6,9	2,099,225
126,448	GSR IV Acquisition Corp. - Class A*,6,9	1,263,216
78,192	Haymaker Acquisition Corp. IV - Class A*,6,9	889,825
205,394	Heritage Commerce Corp.	2,466,782
33,650	Highview Merger Corp. - Class A*,6	336,500
66,458	Inflection Point Acquisition Corp. III - Class A*,6	673,884
75,581	Inflection Point Acquisition Corp. IV*,6,9	810,228
79,472	Insight Digital Partners II - Class A*,6	787,568
65,587	Invest Green Acquisition Corp. - Class A*,6	645,376
80,351	Jackson Acquisition Co. II - Class A*,6	837,257
37,263	Jena Acquisition Corp. II - Class A*,6	378,965
16,167	K&F Growth Acquisition Corp. II - Class A*,6	167,167
13,635	Keen Vision Acquisition Corp.*,6	160,211
39,769	LaFayette Acquisition Corp.*,6	393,713
191,384	Launch One Acquisition Corp. - Class A*,6,9	2,026,757
141,746	Legato Merger Corp. III*,6,9	1,542,197
194,016	Lionheart Holdings - Class A*,6,9	2,072,091
145,913	Live Oak Acquisition Corp. V - Class A*,6	1,502,904
53,649	M3-Brigade Acquisition VI Corp. - Class A*,6	537,027
116,287	Melar Acquisition Corp. I - Class A*,6	1,236,131
128,537	Mountain Lake Acquisition Corp. - Class A*,6,9	1,336,785
4,594	New America Acquisition I Corp.*	47,824
7,999	Newbury Street II Acquisition Corp. - Class A*,6	83,670
156,973	NewHold Investment Corp. II - Class A*,6,9	1,626,240
10,807	OTG Acquisition Corp. I - Class A*,6	108,070
24,044	Oyster Enterprises II Acquisition Corp. - Class A*,6	243,085
84,600	Pioneer Acquisition I Corp. - Class A*,6	851,076
87,688	Plum Acquisition Corp. IV - Class A*,6	914,586
75,156	ProCap Acquisition Corp.*,6	761,330
31,324	Pyrophyte Acquisition Corp. - Class A*,4,6	369,936
33,936	Pyrophyte Acquisition Corp. II - Class A*,6	341,396
101,200	Range Capital Acquisition Corp.*,6	1,067,660
147,032	Real Asset Acquisition Corp. - Class A*,6,9	1,499,726
53,000	Renatus Tactical Acquisition Corp. I - Class A*,6	565,510
55,418	Republic Digital Acquisition Co. - Class A*,6	561,107
41,885	RF Acquisition Corp. II*,6	451,520

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
666	Rice Acquisition Corp. III - Class A*,6	$6,833
193,908	Rithm Acquisition Corp. - Class A*,6,9	2,014,704
72,229	Roman DBDR Acquisition Corp. II - Class A*,6	753,348
39,380	Safeguard Acquisition Corp. - Class A*,6	397,147
261,726	Siddhi Acquisition Corp. - Class A*,6,9	2,687,926
69,880	Silverbox Corp. IV - Class A*,6	739,330
26,235	SilverBox Corp. V*,6	263,399
163,953	SIM Acquisition Corp. I - Class A*,6,9	1,736,262
64,122	Sizzle Acquisition Corp. II*,9	651,480
13,594	Solarius Capital Acquisition Corp. - Class A*,6	136,620
155,576	Soulpower Acquisition Corp. - Class A*,6	1,579,096
45,885	Spring Valley Acquisition Corp. III - Class A*,6	465,733
111,183	Synovus Financial Corp.	5,564,709
52,690	Tailwind 2.0 Acquisition Corp. - Class A*,6	519,523
64,961	Tavia Acquisition Corp.*,6	678,193
200,939	Texas Ventures Acquisition III Corp. - Class A*,6,9	2,140,000
117,866	Titan Acquisition Corp. - Class A*,6	1,209,305
26,712	Trailblazer Acquisition Corp. - Class A*,6	267,387
87,682	Translational Development Acquisition Corp. - Class A*,6	919,784
13,999	Two Harbors Investment Corp.	146,990
319,062	Vendome Acquisition Corp. I - Class A*,6,9	3,212,954
85,695	Viking Acquisition Corp. I - Class A*,6	848,381
77,521	Vine Hill Capital Investment Corp. - Class A*,6,9	834,901
201,116	Voyager Acquisition Corp. - Class A*,6,9	2,145,908
83,399	Wen Acquisition Corp. - Class A*,6	842,330
41,477	Yorkville Acquisition Corp. - Class A*,6	420,162
		127,516,424
	HEALTH CARE — 1.3%
144,271	Amicus Therapeutics, Inc.*	2,054,419
99,343	Astria Therapeutics, Inc.*,9	1,300,400
5,305	Avidity Biosciences, Inc.*	382,650
27,009	Cidara Therapeutics, Inc.*	5,966,018
34,749	Exact Sciences Corp.*,9	3,529,108
38,812	Hologic, Inc.*,9	2,891,106
		16,123,701
	INDUSTRIALS — 0.6%
9,652	Boeing Co.*	2,095,642
172,139	Hillenbrand, Inc.[9]	5,460,249
		7,555,891

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 0.3%
85,894	Sealed Air Corp.	$3,558,588
	REAL ESTATE — 0.7%
329,800	Alexander & Baldwin, Inc.	6,807,072
105,260	Plymouth Industrial, Inc.	2,303,089
		9,110,161
	TECHNOLOGY — 2.4%
196,019	Clearwater Analytics Holdings, Inc. - Class A*	4,727,978
54,881	Confluent, Inc. - Class A*	1,659,601
22,049	CyberArk Software Ltd.*,6,9	9,835,177
125,798	Dayforce, Inc.*,9	8,700,190
215,453	Jamf Holding Corp.*	2,803,044
82,176	SEMrush Holdings, Inc. - Class A*	977,073
		28,703,063
	TOTAL COMMON STOCKS
	(Cost $195,861,061)	200,897,540

Principal Amount ($)
	CORPORATE BONDS — 0.4%
	FINANCIALS — 0.4%
1,000,000	Atlantic Union Bankshares Corp. 2.875% (3-Month Term SOFR+186 basis points), 12/15/2031[2,8]	920,098
2,000,000	EverBank Financial Corp. 7.500% (3-Month Term SOFR+407 basis points), 9/1/2035[1,2,8]	2,073,398
1,000,000	Flushing Financial Corp. 3.125% (3-Month Term SOFR+204 basis points), 12/1/2031[2,8]	893,676
1,000,000	Valley National Bancorp 3.000% (3-Month Term SOFR+236 basis points), 6/15/2031[2,8]	942,544
		4,829,716
	TOTAL CORPORATE BONDS
	(Cost $4,642,576)	4,829,716

Number of Shares
	PRIVATE INVESTMENT VEHICLES — 0.8%
	INVESTMENT PARTNERSHIPS — 0.8%
N/A	Residential Mortgage Loan Sponsor LLC - Class B4,10	1,744,068
N/A	Residential Mortgage Loan Sponsor LLC - Class C4,10	1,702,542
N/A	Residential Mortgage Loan Sponsor LLC - Class D4,10	2,587,034
N/A	Residential Mortgage Loan Sponsor LLC - Class E4,10	2,520,593
N/A	Residential Mortgage Loan Sponsor LLC - Class F4,10	1,494,915
		10,049,152

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	INVESTMENT PARTNERSHIPS (Continued)
	TOTAL PRIVATE INVESTMENT VEHICLES
	(Cost $9,800,000)	$10,049,152

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 29.3%
	CALL OPTIONS — 23.4%
	S&P 500 Index
3,086	Exercise Price: $6,000.00, Notional Amount: $1,851,600,000, Expiration Date: March 31, 2026*	285,532,150
	TOTAL CALL OPTIONS
	(Cost $286,434,077)	285,532,150
	PUT OPTIONS — 5.9%
	S&P 500 Index
310	Exercise Price: $6,505.00, Notional Amount: $201,655,000, Expiration Date: January 30, 2026*	702,150
3,086	Exercise Price: $7,000.00, Notional Amount: $2,160,200,000, Expiration Date: March 31, 2026*	70,900,850
	TOTAL PUT OPTIONS
	(Cost $71,284,841)	71,603,000
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $357,718,918)	357,135,150

Number of Shares
	RIGHTS — 0.0%
1,014	Abiomed, Inc., Expiration Date: December 30, 2029*,4	1,034
276,206	Drugs Made In America Acquisition II Corp., Expiration Date: September 16, 2030*,6	38,669
65,587	IB Acquisition Corp., Expiration Date: December 29, 2026*	4,526
39,769	LaFayette Acquisition Corp.*,6	5,373
52,690	Tailwind 2.0 Acquisition Corp., Expiration Date: March 30, 2026*,6	8,641
	TOTAL RIGHTS
	(Cost $1,034)	58,243

Number of Units
	UNITS — 0.7%
	FINANCIALS — 0.7%
26,254	Activate Energy Acquisition Corp.*,6	262,540
26,330	Alussa Energy Acquisition Corp. II*,6	265,933
51,318	American Drive Acquisition Co.*,6	512,667
13,165	Blueport Acquisition Ltd.*,6	132,176
44,193	Bluerock Acquisition Corp.*,6	441,930
16,280	Centurion Acquisition Corp. - Class A4,6	—

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Units		Value
	UNITS (Continued)
	FINANCIALS (Continued)
20,349	Centurion Acquisition Corp. - Class B4,6	$—
79,620	Crane Harbor Acquisition Corp. II*,6	801,375
24,440	Daedalus Special Acquisition Corp.*,6	245,622
13,765	GP-Act III Acquisition Corp. - Class A4,6	—
17,206	GP-Act III Acquisition Corp. - Class B4,6	—
65,666	Hall Chadwick Acquisition Corp.*,6	658,302
79,589	Iron Horse Acquisition II Corp.*,6	791,115
39,808	ITHAX Acquisition Corp. III*,6	396,488
13,128	Leapfrog Acquisition Corp.*,6	131,346
99,573	Meshflow Acquisition Corp.*,6	995,730
88,538	SC II Acquisition Corp.*,6	892,020
46,622	Silicon Valley Acquisition Corp.*,6	463,656
53,006	TGE Value Creative Solutions Corp.*,6	526,880
53,052	Vine Hill Capital Investment Corp. II*,6	531,581
		8,049,361
	TOTAL UNITS
	(Cost $8,084,466)	8,049,361

Number of Shares
	WARRANTS — 0.0%
16,678	AA Mission Acquisition Corp. II, Expiration Date: September 9, 2031*,6	3,340
25,014	BTC Development Corp., Expiration Date: August 19, 2030*,6	11,256
19,840	Dynamix Corp. III, Expiration Date: November 19, 2030*,6	6,349
13,352	FutureCrest Acquisition Corp., Expiration Date: November 5, 2030*,6	9,747
28,565	Viking Acquisition Corp. I, Expiration Date: October 30, 2030*,6	10,855
10,255	Yorkville Acquisition Corp., Expiration Date: June 6, 2030*,6	5,141
	TOTAL WARRANTS
	(Cost $0)	46,688
	SHORT-TERM INVESTMENTS — 5.4%
551,253	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 3.64%[9,11]	551,253
64,658,683	UMB Bank, Money Market Special II Deposit Investment, 3.48%[11]	64,658,683
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $65,209,936)	65,209,936
	TOTAL INVESTMENTS — 101.1%
	(Cost $1,223,882,232)	1,232,537,599
	Liabilities in Excess of Other Assets — (1.1)%	(13,921,719)
	TOTAL NET ASSETS — 100.0%	$1,218,615,880

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT — (3.4)%
	COMMON STOCKS — (3.4)%
	CONSUMER DISCRETIONARY — (0.0)%
(10,079)	HNI Corp.	$(423,721)
	FINANCIALS — (2.5)%
(133,507)	CVB Financial Corp.	(2,483,230)
(190,962)	Fifth Third Bancorp	(8,938,931)
(51,689)	Fulton Financial Corp.	(999,148)
(686,076)	Huntington Bancshares, Inc.	(11,903,419)
(58,216)	Steel Newco, Inc.*	(5,554,389)
(32,656)	UWM Holdings Corp. - Class A	(143,033)
		(30,022,150)
	HEALTH CARE — (0.0)%
(58,612)	BioCryst Pharmaceuticals, Inc.*	(457,174)
	INDUSTRIALS — (0.2)%
(9,652)	Boeing Co.*	(2,095,642)
	TECHNOLOGY — (0.7)%
(48,520)	Palo Alto Networks, Inc.*	(8,937,384)
	TOTAL COMMON STOCKS
	(Proceeds $41,120,832)	(41,936,071)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $41,120,832)	$(41,936,071)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (5.0)%
	CALL OPTIONS — (3.3)%
	Amicus Therapeutics, Inc.
(7)	Exercise Price: $14.00, Notional Amount: $(9,800), Expiration Date: January 16, 2026*	(140)
(46)	Exercise Price: $15.00, Notional Amount: $(69,000), Expiration Date: January 16, 2026*	(115)
	Clearwater Analytics Holdings, Inc.
(1)	Exercise Price: $25.00, Notional Amount: $(2,500), Expiration Date: January 16, 2026*	(3)
(472)	Exercise Price: $25.00, Notional Amount: $(1,180,000), Expiration Date: February 20, 2026*	(2,360)
(265)	Exercise Price: $25.00, Notional Amount: $(662,500), Expiration Date: March 20, 2026*	(1,987)
	S&P 500 Index
(3,086)	Exercise Price: $7,000.00, Notional Amount: $(2,160,200,000), Expiration Date: March 31, 2026*	(39,747,680)
	SEMrush Holdings, Inc.

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(66)	Exercise Price: $12.50, Notional Amount: $(82,500), Expiration Date: January 16, 2026*	$(165)
	TOTAL CALL OPTIONS
	(Proceeds $40,192,817)	(39,752,450)
	PUT OPTIONS — (1.7)%
	S&P 500 Index
(310)	Exercise Price: $7,195.00, Notional Amount: $(223,045,000), Expiration Date: January 30, 2026*	(10,230,000)
(3,086)	Exercise Price: $6,000.00, Notional Amount: $(1,851,600,000), Expiration Date: March 31, 2026*	(11,171,320)
	TOTAL PUT OPTIONS
	(Proceeds $21,332,053)	(21,401,320)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $61,524,870)	$(61,153,770)

LLC — Limited Liability Company

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $423,647,217, which represents 34.76% of the total net assets of the Fund.
[2]	Callable.
[3]	Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[5]	Step rate security.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Affiliated company.
[8]	Variable rate security.
[9]	All or a portion of this security is segregated as collateral for securities sold short or written options contracts. The market value of the securities pledged as collateral is $48,160,880, which represents 3.95% of the total net assets of the Fund.
[10]	Investment does not issue shares.
[11]	The rate is the annualized seven-day yield at period end.

First Trust Multi Strategy Fund

	Shares/Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Collateralized Loan Obligations - 0.0%
Palmer Square Loan Funding Ltd.	$500,000	$-	$-	$-	$-	$-	$-	$-
Total	500,000	$-	$-	$-	$-	$-	$-	$-

*	Net of foreign withholding taxes.